CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 697,246	$ 22,727
Related parties, allowance for doubtful accounts	174,819
Accounts payable	27,807,118	9,533,672
Accrued expenses and other current liabilities	27,239,987	19,577,066
Amounts due to related parties-current	3,027,872	1,587,121
Income tax payable	795,229	377,019
Bank borrowing	12,561,806	22,012,560
Other borrowing	1,831,658	1,445,150
Current film participation financing liabilities	16,224,219	10,209,351
Deferred income	1,056,676
Non-current film participation financing liabilities		6,306,818
Deferred tax liability	413,219	95,613
Bona Film Group Limited's ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Bona Film Group Limited's ordinary shares, shares authorized (in shares)	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued (in shares)	30,402,346	29,349,481
Bona Film Group Limited's ordinary shares, shares outstanding (in shares)	29,389,089	29,349,481
Consolidated VIEs without recourse
Accounts payable	26,499,111	8,404,491
Accrued expenses and other current liabilities	22,689,668	8,454,866
Amounts due to related parties-current	2,621,348	1,587,121
Income tax payable	593,802	276,004
Bank borrowing	9,361,543	22,012,560
Other borrowing	1,831,658	1,445,150
Current film participation financing liabilities	12,942,687	8,784,015
Deferred income
Non-current film participation financing liabilities		6,306,818
Deferred tax liability	$ 413,219	$ 95,613